Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

U.S.A.

February 14, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

We are hereby submitting Post-Effective Amendment No. 86 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (the “Registrant”) on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended. This filing is also submitted as Amendment No. 87 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Registrant is a series fund made up of 27 separate Portfolios (each a “Portfolio” and collectively, the “Portfolios”).

The Amendment is being filed principally in connection with the principal investment strategy update for the Balanced and Asset Allocation Portfolios, both of which operate primarily as a “fund of funds”, concerning the Portfolios’ usage of exchange-traded funds (“ETFs”). The Amendment also contains other disclosure modifications, including portfolio manager changes and other routine updates. The Amendment serves as the Registrant’s annual Registration Statement update filing.

Request for Selective Review

The Registrant respectfully requests selective review of this filing in accordance with ADI 2018-06 - Requests for Selective Review, IM Guidance Update 2016-16 and the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of the SEC in Post-Effective Amendment No. 85 to the Registrant’s registration statement on Form N-1A filed on February 16, 2022 (SEC Accession Number 0001193125-22-044225). Registrant has summarized the material changes from the previous filing that are contained in this Amendment, and identified any matters warranting particular attention, in the outline of the areas for which it requests selective review as set forth below.

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below.

1)

With respect to the Asset Allocation and Balanced Portfolios, the Amendment has been updated to reflect Item 4 investment strategy disclosure and accompanying updated Form N-1A Item 9 disclosure concerning the ability of the Portfolios, which operate primarily as “fund of funds,” to invest in ETFs (or an unrestricted basis) in addition to the underlying portfolios of Northwestern Mutual Series Fund, Inc.

2)

With respect to the Large Company Value Portfolio and Mid Cap Value Portfolio, the Amendment has been updated to reflect non-material changes to the Form N-1A, Item 4 investment strategy disclosure concerning the consideration of environmental, social and governance (“ESG”) factors.

3)	With respect to the Emerging Markets Equity Portfolio, the Amendment has been updated to reflect non-material changes to Item 4 investment strategy disclosure.

4)	With respect to the Select Bond Portfolio, the Amendment has been updated to reflect new Form N-1A, Item 4 and Item 9 risk disclosure concerning derivatives usage.

5)

With respect to each Portfolio, the Amendment has been updated to reflect revised Form N-1A, Item 4 and Item 9 market risk disclosure reflecting updated developments regarding COVID-19 and the ongoing conflict between Russia and Ukraine. Specifically, details on those events were removed from the market risk factor disclosure in the Portfolio summaries and update a disclosure regarding each event was provided in the Statutory Prospectus.

6)

With respect to certain of the Portfolios, the Amendment has been updated to reflect added, on certain of the Portfolios, or deleted on other Portfolios, Form N-1A, Item 4 Sector Focus Risk disclosure. The determination to include sector focus risk disclosure was made for each Portfolio based on securities holdings as of 12/31/2022. As a result of that analysis and sector investment levels, we have also added a Consumer Discretionary Investing Risk to the Statutory Prospectus Form N-1A, Item 9 disclosure.

7)	Disclosure updates have been made to the Form N-1A, Item 9 disclosure with respect to COVID-19, Federal Reserve actions, BREXIT and investing in certain China securities.

8)

Disclosure updates have been made to the Form N-1A, Item 9 disclosure and elsewhere, as applicable, concerning certain rules and regulations of the SEC, including with respect to the implementation of Rule 2a-5 and Rule 18f-4.

SAI

The Registrant requests selective review of the section of the SAI listed below.

1)	Updated disclosure with respect to certain rules and regulations of the SEC, including Rule 2a-5 and Rule 18f-4.

As noted above, the Amendment contains additional disclosure changes, which are either non-material changes or routine updates, that are not included as part of our selective review request. Please note that we intend to (i) update the expense tables and footnotes thereto, as appropriate, (ii) add the financial highlights included as part of the Prospectus, and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2022, in connection with a subsequent filing made in accordance with the provisions of Rule 485(b). We also intend to include any updates to applicable fee waiver and expense limitation agreements as part of the subsequent Rule 485(b) filing.

We are happy to provide to the assigned examiner an electronic or hard copy of the Prospectus and SAI, which have been marked to show changes from the Registrant’s currently effective Registration Statement. Please call the undersigned at (414) 665-6437 with any questions or comments about this filing.

Regards,

/s/ David B. Kennedy

David B. Kennedy

Assistant General Counsel

Northwestern Mutual